SUPPLEMENT DATED OCTOBER 19, 2006 TO THE PROSPECTUS
              FOR THE FIRST INVESTORS LIFE SINGLE PREMIUM VARIABLE
                      LIFE INSURANCE POLICY ("Prospectus")
                                DATED MAY 1, 2006

This supplement supersedes the prior supplement dated June 27, 2006.

1. All references in the Prospectus to the International Securities Fund are changed to the International Fund and all references to the Growth Fund are changed to the Growth & Income Fund.

2. The fourth paragraph under the heading "Life Series Funds" on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

      FIMCO, the investment adviser of the Life Series Funds, is a New York corporation located at 95 Wall Street, New York, New York 10005. FIMCO and the Life Series Funds have retained Wellington Management Company, 75 State Street, Boston, Massachusetts 02109 to serve as subadviser of the Focused Equity Fund, Paradigm Capital Management, Inc., Nine Elk Street, Albany, New York 12207, to serve as the subadviser of the Discovery Fund and Vontobel Asset Management, Inc., 450 Park Avenue, New York, New York 10022 to serve as the subadviser of the International Fund. See the Life Series Funds prospectus for more information about the investment adviser and subadvisers.

3. In the chart on page 12 of the Prospectus, the Investment Objective of the International Fund is revised to long-term capital growth and the Investment Objective of the Growth & Income Fund is revised to long-term growth of capital and current income.

4. In the Commonwealth of Massachusetts only, the Policy described in the Prospectus is named the "Limited Flexible Premium Variable Life Insurance Policy". Therefore, for offerees who reside in the Commonwealth of Massachusetts, all references in the Prospectus to "Single Premium Variable Life Insurance Policy", "SPVL" and "Modified Single Premium Variable Life Insurance Policy" are changed to "Limited Flexible Premium Variable Life Insurance Policy".

5. In the state of Nebraska only, the Policy described in the Prospectus is named the "Flexible Premium Variable Life Insurance Policy". Therefore, for offerees who reside in the state of Nebraska, all references in the Prospectus to the "Single Premium Variable Life Insurance Policy", "SPVL" and "Modified Single Premium Variable Life Insurance Policy" are changed to "Flexible Premium Variable Life Insurance Policy".


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